Securities Operations
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certnys

NYSE

03058103

1-31674

May 2, 2003

RECD S.E.C.
MAY - 2 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 05 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Wells Fargo Capital VII, 5.85% Trust Preferred Securities (TRUPS) (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 2, 2003. Tentative listing date – Not yet determined.

Sincerely,

Parat Madho